J.P. Morgan Mortgage Trust 2023-5 ABS-15G

Exhibit 99.15

Valuation Securitization Report
LOAN INFORMATION										ORIGINATION VALUES										AVM VALUES						DESK REVIEW VALUES						BPO VALUES					FIELD REVIEW VALUES					2055 VALUES					OTHER VALUES					UPDATED MULTIPROPERTY VALUES
Customer Loan ID	Seller Loan ID	Subject Address	Subject City	Subject State	Subject Zip	Note Date	Original Loan Amount	Sales Price	PIW Indicator	Appraised Value	Value for LTV	Appraisal Form Type	Appraisal Date	Market Condition	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
302953940	XXXX	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX		No	XXXX	XXXX	1004	XX/XX/XXXX													XXXX	XXXX	0.000%	XXXX		XX/XX/XXXX																									1
303102267	XXXX	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX		No	XXXX	XXXX	1004	XX/XX/XXXX													XXXX	XXXX	0.000%	XXXX		XX/XX/XXXX																									1
303013033	XXXX	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	XXXX	No	XXXX	XXXX	1004	XX/XX/XXXX													XXXX	XXXX	0.000%	XXXX		XX/XX/XXXX																									1.7